Significant accounting policies - Summary of Revenue from External Customers by Geography (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 125,773	$ 98,676	$ 61,327
Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	125,773	98,676	61,327
Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	66,464	56,485	43,435
Latin America - except Brazil [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	48,038	36,486	14,979
Rest of the world [member] | Reportable segments [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 11,271	$ 5,705	$ 2,913